Short and Long-Term Debt - Additional Information (Detail)	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended						12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 18, 2012 USD ($)	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	May 31, 2013	Apr. 18, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2012 On or prior to March 31, 2015 [Member]	Dec. 31, 2012 Prior to March 31, 2015 [Member]	Feb. 15, 2012 Second-Priority Senior Secured 9.75% Notes [Member] USD ($)	Feb. 15, 2012 Term Facility Euro Loan [Member] USD ($)	May 15, 2012 Term Loan Credit Facility - USD [Member]	Sep. 30, 2013 Term Loan Credit Facility - USD [Member] USD ($)	Dec. 31, 2012 Term Loan Credit Facility - USD [Member] USD ($)	Feb. 15, 2012 Term Loan Credit Facility - USD [Member] EUR (€)	Dec. 31, 2012 Second-Priority Senior Secured Notes [Member] USD ($)	May 15, 2012 Revolving Credit Facility - USD [Member] USD ($)	Sep. 30, 2013 Revolving Credit Facility - USD [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility - USD [Member] USD ($)	Feb. 15, 2012 Revolving Credit Facility - USD [Member] USD ($)	May 15, 2012 Term Loan Credit Facility - EUR [Member]	Sep. 30, 2013 Term Loan Credit Facility - EUR [Member] EUR (€)	Dec. 31, 2012 Term Loan Credit Facility - EUR [Member] EUR (€)	Dec. 18, 2012 9.125%/9.875% Senior PIK Toggle Notes due 2017 [Member] USD ($)	Dec. 31, 2012 9.125%/9.875% Senior PIK Toggle Notes due 2017 [Member]	Dec. 31, 2011 Senior Credit Facility [Member]	Aug. 31, 2007 Senior Credit Facility [Member] USD ($)	Aug. 31, 2007 Senior Credit Facility [Member] EUR (€)
Debt Instrument [Line Items]
Debt, initial amount													$ 400,000,000	$ 510,000,000													$ 250,000,000			$ 357,000,000	€ 440,000,000
Senior notes, maximum amount																350,000,000	350,000,000	120,000,000	400,000,000		200,000,000	200,000,000	200,000,000		120,000,000	120,000,000
Outstanding borrowing																						0
Reduction in applicable rate															(1.00%)									(0.75%)
Reduction in available capacity under revolving credit agreement																				(5,800,000)
Revolving credit agreement, available capacity																				194,000,000	200,000,000	194,000,000
Financing costs, capitalized																				8,000,000
Debt instrument, covenant description																						Under the revolving credit facility, if we have indebtedness under the revolving credit facility or if more than $20 million of letters of credit that are not cash-collateralized are outstanding, we must maintain a maximum net first lien coverage ratio of 3.75 to 1.00, tested quarterly and upon each credit extension.							The interest over covenant is a test which requires the consolidated EBITDA should be more than 1.8 times the consolidated total net cash interest expense. The leverage ratio is a leverage test which requires Total Net Debt, as defined, not exceeding 7 times the consolidated EBITDA. The cash flow cover requires that total consolidated cash flow is both positive and larger than the total net cash interest expense and all repayments of borrowings on consolidated basis.
Revolving credit facility covenant, maximum letters of credit outstanding that are not cash-collateralized																						20,000,000
Lien coverage ratio																						1.9
Senior Notes, annual interest rate													9.75%			3.25%	4.00%								3.50%	4.25%
Aggregate principal amount that may be redeemed											40.00%																	102.00%
Redemption price											109.75%	100.00%																100.00%
Debt, maturity date																Feb. 15, 2019	Feb. 15, 2019				Feb. 15, 2017	Feb. 15, 2017			Feb. 15, 2019	Feb. 15, 2019	Dec. 15, 2017
Return of capital	243,000,000
Deferred financing costs included in non-current assets				48,000,000	10,000,000	13,000,000				57,000,000
Amortization of financing cost					2,900,000	2,600,000	2,700,000
Debt covenant, minimum consolidated EBITDA to consolidated total net cash interest expense																													180.00%
Debt instrument, covenant compliance																													As of December 31, 2011, we were in compliance with all debt covenants.
Pledges of shares										1,200,000,000
Mortgages and pledges on business										662,000,000
Pledges on receivables										203,000,000
Initial public offering			15,800,000						15,789,474
Additional shares at the initial public offering								1,170,603
Net proceeds of initial public offering			230,000,000	230,000,000
Extinguishment of debt		250,000,000		250,000,000
Loss on early extinguishment of debt		$ 12,000,000